CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 345,187	$ 553,066
Accounts receivable and unbilled services, net	1,326,614	1,260,724
Income taxes receivable	27,437	16,065
Prepaid expenses and other current assets	119,776	102,274
Total current assets	1,819,014	1,932,129
Property and equipment, net	458,845	399,103
Investments in unconsolidated affiliates	34,028	8,756
Investments	250,348	265,715
Goodwill	1,764,104	1,723,378
Intangible assets, net	892,091	1,028,973
Other assets	156,220	131,307
Operating lease right-of-use assets	181,596
Total assets	5,556,246	5,489,361
Current liabilities:
Accounts payable	130,060	89,010
Accrued expenses:
Payables to investigators	322,231	355,144
Accrued employee compensation	263,834	240,679
Accrued interest	44,527	35,681
Other accrued expenses	138,632	108,335
Income taxes payable	15,161	8,953
Unearned revenue	1,110,872	921,964
Current portion of operating lease liabilities	45,962	0
Current portion of long-term debt and finance lease obligations	35,794	34,907
Total current liabilities	2,107,073	1,794,673
Accrued income taxes	38,465	26,597
Deferred tax liabilities	92,225	165,114
Recapitalization investment portfolio liability	191,678	198,524
Long-term operating lease liabilities, less current portion	153,766	0
Long-term debt and finance lease obligations, less current portion	5,608,134	4,760,777
Other liabilities	33,017	41,205
Total liabilities	8,224,358	6,986,890
Commitments and contingencies (Note 1)
Redeemable noncontrolling interest	30,036	24,892
Stockholders’ deficit:
Common stock	2,801	2,795
Treasury stock	(12,707)	(8,933)
Additional paid-in-capital	1,983	41,685
Accumulated deficit	(2,391,321)	(1,245,077)
Accumulated other comprehensive loss	(298,904)	(312,891)
Total stockholders’ deficit	(2,698,148)	(1,522,421)
Total liabilities, redeemable noncontrolling interest and stockholders’ deficit	$ 5,556,246	$ 5,489,361